Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of September 30, 2024 were as follows:
September 30, 2024
2025	413
2026	240
2027	141
2028	141
Total future lease payments	935
Less: imputed interest	(1)
Total lease liabilities	936
Less: current portion	(349)
Operating lease liability, non-current	587